UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08049

______________________________________________

RENAISSANCE CAPITAL GREENWICH FUNDS

______________________________________________________________________________

(Exact name of registrant as specified in charter)

165 MASON STREET

GREENWICH, CONNECTICUT 06830

______________________________________________________________________________

(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:
State Street Bank and Trust Company Patricia Morisette, Esq. 100 Huntington Avenue, CPH0326 Boston, Massachusetts 02116	James Ash Gemini Fund Services, LLC 80 Arkay Drive, Hauppauge, New York 11788

Registrant’s telephone number, including area code: (800) 304-6552

Date of fiscal year end: September 30th

Date of reporting period: March 31, 2016

Item 1: Shareholder Report

Global IPO Fund

2016 Semi-Annual Report

March 31, 2016

Renaissance Capital LLC
The IPO Expert

Global IPO Fund
Holdings By Industry
March 31, 2016 (Unaudited)

	% of		% of
Holdings By Industry	Net Assets	Holdings By Industry	Net Assets
Retail	15.5%	Telecommunications	3.6%
Diversified Financial Services	11.4%	Biotechnology	3.4%
Internet Software & Services	9.6%	Health Services	3.0%
Food	7.7%	Water	3.0%
Commercial Services	7.5%	Airlines	2.8%
Pharmaceuticals	6.9%	Apparel	2.1%
Other/Cash & Equivalents	5.0%	Banks	2.0%
Packaging & Containers	4.2%	Insurance	1.7%
Oil & Gas	4.0%	Pipelines	1.6%
Real Estate Investment Trusts	3.8%	Computers	1.2%
		Total	100.0%

Global IPO Fund
Portfolio Of Investments
March 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCK - 95.0%
AIRLINES - 2.8%
Spirit Airlines, Inc. *	4,000	$191,920

APPAREL - 2.1%
Michael Kors Holdings Ltd. *	2,500	142,400

BANKS - 2.0%
First Republic Bank/CA	2,000	133,280

BIOTECHNOLOGY - 3.4%
Juno Therapeutics, Inc. *	6,000	228,540

COMMERCIAL SERVICES - 7.5%
Sabre Corp.	8,000	231,360
TransUnion *	10,000	276,100
		507,460
COMPUTERS - 1.2%
Pure Storage, Inc. *	6,000	82,140

DIVERSIFIED FINANCIAL SERVICES - 11.4%
Ally Financial, Inc. *	10,000	187,200
Black Knight Financial Services, Inc. *	8,000	248,240
Depository Trust & Clearing Corp. * (a)(c)	—	3,612
Markit Ltd. *	8,000	282,799
Virtu Financial, Inc.	3,000	66,330
		788,181
FOOD - 7.7%
Amplify Snack Brands, Inc. *	10,000	143,200
Smart & Final Stores, Inc. *	11,000	256,850
The WhiteWave Foods Co. *	3,000	121,920
		521,970
HEALTH SERVICES - 3.0%
INC Research Holdings, Inc. *	5,000	206,050

INSURANCE - 1.7%
Voya Financial, Inc.	4,000	119,080

See Notes to Financial Statements

Global IPO Fund
Portfolio Of Investments
March 31, 2016 (Unaudited) (Continued)

	Shares	Value
INTERNET SOFTWARE & SERVICES - 9.6%
Alibaba Group Holding Ltd. *	3,500	$276,605
Facebook, Inc. - Class A *	3,000	342,300
GoDaddy, Inc. - Class A *	1,000	32,330
		651,235
OIL & GAS - 4.0%
Parsley Energy, Inc. *	12,000	271,200

PACKAGING & CONTAINERS - 4.2%
Berry Plastics Group, Inc. *	8,000	289,200

PHARMACEUTICALS - 6.9%
Diplomat Pharmacy, Inc. *	6,000	164,400
Quintiles Transnational Holdings, Inc. *	2,000	130,200
Zoetis, Inc.	4,000	177,320
		471,920
PIPELINES - 1.6%
Shell Midstream Partners LP	3,000	109,830

REAL ESTATE INVESTMENT TRUSTS - 3.8%
STORE Capital Corp.	10,000	258,800

RETAIL - 15.5%
Dave & Buster’s Entertainment, Inc. *	4,000	155,120
Duluth Holdings, Inc. *	15,000	292,350
Michaels Cos, Inc. *	7,000	195,790
Ollie’s Bargain Outlet Holdings, Inc. *	11,000	257,730
Zoe’s Kitchen, Inc. *	4,000	155,960
		1,056,950
TELECOMMUNICATIONS - 3.6%
Palo Alto Networks, Inc. *	1,500	244,709

WATER - 3.0%
American Water Works Co., Inc.	3,000	206,790

TOTAL COMMON STOCK (Cost - $5,566,958)		6,481,655

See Notes to Financial Statements

Global IPO Fund
Portfolio Of Investments
March 31, 2016 (Unaudited) (Continued)

SHORT-TERM INVESTMENTS - 8.0%
MONEY MARKET FUNDS - 8.0%
Dreyfus Institutional Reserve Money Fund Premier Shares, 0.00% **	271,176	$271,176
Milestone Treasury Obligations Fund Institutional Shares, 0.13% **	271,176	271,176
TOTAL SHORT-TERM INVESTMENTS (Cost - $542,352)		542,352

TOTAL INVESTMENTS - 103.0% (Cost - $6,109,310) (b)		$7,024,007
LIABILITIES LESS OTHER ASSETS - (3.0)%		(207,164)
NET ASSETS - 100.0%		$6,816,843

*	Non-income producing security.

**	Money Market Fund; interest rate reflects seven-day effective yield on March 31, 2016.

ADR - American Depositary Receipt

LP - Limited Partnership

(a)	Illiquid Security; the Fund holds fractional shares of this security. The Fund has the ability to sell the security back to DTCC or to other Shareholders of the Fund.

(b)	Represents cost for financial reporting purposes. The cost for Federal income tax purposes is $6,143,495. At March 31, 2016, net appreciation for all securities was $880,512. This consists of aggregate gross unrealized appreciation of $916,229 and aggregate gross unrealized depreciation of $35,717.

(c)	Fair valued security. Total market value for fair valued securities is $3,602, representing 0.1% of net assets.

See Notes to Financial Statements

Global IPO Fund
Statement Of
Assets And Liabilities
As of March 31, 2016 (Unaudited)

Assets
Investment securities
At cost	$6,109,310
At value	$7,024,007
Dividends and Interest Receivable	2,762
Due From Advisor	20,438
Prepaid Expenses and Other Assets	17,362
Total Assets	7,064,569

Liabilities
Payable for Investments Purchased	210,681
Payable for Distribution Fees	1,110
Payable for Advisory Fee	11,086
Related Party Payable	4,520
Accrued Expenses and Other Liabilities	20,329
Total Liabilities	247,726

Net Assets	$6,816,843

Net Assets Consist of:
Paid-in-Capital	$6,830,639
Undistributed Net Investment Loss	(633,008)
Accumulated Net Realized Loss on Investments	(295,485)
Net Unrealized Appreciation on Investments	914,697
$6,816,843

Net Asset Value, Offering and Redemption Price Per Share* ($6,816,843/508,501 shares of beneficial interest, without par value, unlimited number of shares authorized)	$13.41

*	The Fund imposes a 2% redemption fee on shares sold, other than those received from the reinvestment of dividends and capital gains, that were held 90 days or fewer.

See Notes to Financial Statements

Global IPO Fund
Statement Of Operations
For the Six Months Ended March 31, 2016 (Unaudited)

Investment Income
Dividends	$13,774
Interest	200
Total Investment Income	13,974

Expenses
Investment Adviser Fees	54,446
Administration Fees	30,082
Transfer Agent Fees and Expenses	19,052
Professional Fees	16,803
Federal and State Registration	14,038
Shareholder Reports	12,534
Distribution Fees	9,075
Trustees’ Fees	5,014
Custody Fees	4,262
Other Expenses	255
Total Expenses	165,561
Less:
Fees Waived and Expenses Reimbursed by the Adviser	(74,884)
Net Expenses	90,677
Net Investment Loss	(76,703)

Net Realized and Unrealized Loss on Investments
Net Realized Loss on Investments	(239,356)
Net Change in Unrealized Depreciation on Investments	(162,724)

Net Realized and Unrealized Loss on Investments	(402,080)

Net Decrease in Net Assets Resulting from Operations	$(478,783)

See Notes to Financial Statements

Global IPO Fund
Statements Of
Changes In Net Assets

	Six Months	Year
	Ended	Ended
	March 31,	September 30,
	2016	2015
	(Unaudited)
Increase in Net Assets from Operations
Net Investment Loss	$(76,703)	$(216,360)
Net Realized Gain (Loss) on Investments	(239,356)	946,163
Net Change in Unrealized Depreciation of Investments	(162,724)	(1,619,011)
Net Decrease in Net Assets Resulting from Operations	(478,783)	(889,208)

Distributions To Shareholders
From net realized gains	(157,497)	—
Net decrease in net assets from distributions to shareholders	(157,497)	—

Fund Share Transactions
Proceeds from Shares Sold	185,680	288,465
Cost of Shares Redeemed	(519,864)	(2,889,566)
Redemption Fee Proceeds	123	254
Net Decrease in Net Assets from Fund Share Transactions	(334,061)	(2,600,847)

Total Decrease in Net Assets	(970,341)	(3,490,055)

Net Assets
Beginning of Period	7,787,184	11,277,239
End of Period *	$6,816,843	$7,787,184
* Includes Accumulated Net Investment Loss of	$(633,008)	$(167,706)

Increase (Decrease) in Fund Shares Issued
Number of Shares Sold	13,055	17,316
Number of Shares Redeemed	(37,573)	(176,808)
Net Decrease in Fund Shares	(24,518)	(159,492)

See Notes to Financial Statements

Global IPO Fund
Financial Highlights
For a Share Outstanding Throughout Each Period

	Six Months
	Ended
	March 31,
	2016	Year Ended September 30,
	(Unaudited)	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$14.61	$16.28	$15.60	$11.03	$9.83	$11.22
Income (Loss) From Investment Operations
Net Investment Loss	(0.15)**	(0.38)**	(0.32)**	(0.15)**	(0.20)	(0.23)
Net Realized and Unrealized Gain (Loss)	(0.75)	(1.29)	0.98	4.72	1.39	(1.17)
Total from Investment Operations	(0.90)	(1.67)	0.66	4.57	1.19	(1.40)

Less distributions from:
Net realized gains	(0.30)	—	—	—	—	—
Total from distributions	(0.30)	—	—	—	—	—

Paid-in-Capital From Redemption Fees	0.00 *	0.00 *	0.02	0.00 *	0.01	0.01
Net Asset Value, End of Period	$13.41	$14.61	$16.28	$15.60	$11.03	$9.83
Total Return(1)	(6.28)%	(10.26)%	4.36%	41.43%	0.1221	(12.39)%
Ratios and Supplemental Data
Net Assets, End of Period (000s)	$6,817	$7,787	$11,277	$53,927	$8,182	$8,112
Ratio of Net Expenses to Average Net Assets(2)	2.49%	2.49%	2.50%	2.50%	2.50%	2.50%
Ratio of Net Investment Loss to Average Net Assets(2)	(2.11)%	(2.29)%	(2.04)%	(1.15)%	(1.74)%	(1.87)%
Ratio of Expense to Average Net Assets, excluding waivers(2)	4.56%	3.86%	2.83%	3.47%	4.46%	3.91%
Ratio of Net Investment Loss to Average Net Assets, excluding waivers(2)	(4.18)%	(3.66)%	(2.37)%	(2.12)%	(3.70)%	(3.28)%
Portfolio Turnover Rate	62.24%	112.50%	198.00%	142.01%	127.64%	250.10%

(1)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.

(2)	The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investments companies in which the Fund invests.

*	Per share amount represents less than $0.01 per share.

**	Calculated using average shares method.

See Notes to Financial Statements

Global IPO Fund
Notes to Financial Statements
For the Six Months Ended March 31, 2016 (Unaudited)

The Global IPO Fund (“Global IPO Fund” or “Fund”) is a series of Renaissance Capital Greenwich Funds (“Trust”), a Delaware Trust, operating as a registered, diversified, open-end investment company. The Trust, organized on February 3, 1997, may issue an unlimited number of shares and classes of the Global IPO Fund.

The investment objective of the Global IPO Fund is to seek capital appreciation by investing in the common stocks of Initial Public Offerings on the offering and in the aftermarket.

The Fund is an investment company and accordingly followed the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services-Investment Companies”.

A. SIGNIFICANT ACCOUNTING POLICIES: The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

1. SECURITY VALUATION: The values of the Fund’s securities are based on the securities’ closing prices on their principal markets, where available. In the absence of a last reported sales price, values may be based on the mean between the last bid and ask prices, if available. For restricted securities, as well as securities or other assets for which market quotations are not readily available or are unreliable, those securities are to be valued at fair value using good faith estimates as determined in accordance with the Trust’s Fund Securities Valuation Procedures, which is approved annually by the Board. There is no single standard for determining the fair value of such securities. Rather, in determining the fair value of a security, the Fair Value Committee, after consulting with representatives of the Fund’s Advisor and/or the Fund’s Administrator, shall take into account the relevant factors and surrounding circumstances, a few of which may include: (i) market prices for a security or securities deemed comparable, including the frequency of trades or quotes for the security and comparable securities; (ii) dealer valuations of a security or securities deemed comparable; and (iii) determinations of value by one or more pricing services for a security or securities deemed comparable. The Funds may also use fair value pricing in a variety of circumstances, including, but not limited to, situations where the value of a security in a Fund’s portfolio has been materially affected by events occurring after the close of the market on which the security is principally traded, or where trading in a security has been suspended or halted. Fair value pricing involves subjective judgments and it is possible that a fair value determination for a security is materially different than the value that could be realized upon the sale of the security.

Global IPO Fund
Notes to Financial Statements
For the Six Months Ended March 31, 2016 (Unaudited) (Continued)

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of March 31, 2016 for the Fund’s assets measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Common Stocks *	$6,478,043	$—	$3,612	$6,481,655
Money Market Funds	542,352	—	—	542,352
Total	$7,020,395	$—	$3,612	$7,024,007

There were no transfers in to or out of Level 1 and 2 during the current period presented. It is the Fund’s policy to record transfers at the end of the reporting period.

*	Refer to the Portfolio of Investments for industry classification.

Global IPO Fund
Notes to Financial Statements
For the Six Months Ended March 31, 2016 (Unaudited) (Continued)

The following is a reconciliation of assets in which Level 3 inputs were used in determining value:

Common Stock
Beginning Balance	$3,601
Net realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Cost of purchases	11
Proceeds from sales	—
Accrued interest	—
Ending balance	$3,612

There was no change in unrealized appreciation (depreciation) included in the Statements of Operations attributable to Level 3 investments still held at March 31, 2016.

Level 3 investments are valued using methods the Board of Trustees has approved in the good-faith belief that the resulting valuation will reflect the fair value of security. The investments did not have a material impact on the Fund’s net assets, therefore unobservable inputs used in formulating such valuations are not presented.

2. FEDERAL INCOME TAXES: It is the Global IPO Fund’s intention to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and intends to distribute all of its taxable income to relieve it from all, or substantially all, Federal income and excise taxes. Accordingly, no provision for Federal income taxes is required in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed the tax positions in the open tax years of (2013 – 2015) or expected to be taken in the Fund’s 2016 tax returns and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the above open tax years. The Fund identifies its major tax jurisdiction as U.S. Federal and foreign jurisdictions where the Fund makes significant investments.

There were no distributions for fiscal years ended September 30, 2015 and September 30, 2014.

As of September 30, 2015, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Total
Undistributed	Undistributed	Post October	Capital	Other	Unrealized	Accumulated
Ordinary	Long-Term	and Late	Loss Carry	Book/Tax	Appreciation/	Earnings/
Income	Gains	Year Losses	Forwards	Differences	(Depreciation)	(Deficits)
$—	$—	$(194,683)	$—	$—	$1,043,237	$848,554

Global IPO Fund
Notes to Financial Statements
For the Six Months Ended March 31, 2016 (Unaudited) (Continued)

The difference between book basis and tax basis accumulated net investment loss and net realized loss, and unrealized appreciation from investments is primarily attributable to the tax deferral of losses on wash sales and adjustments for partnerships.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Fund incurred and elected to defer such late year losses of $169,269.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Fund incurred and elected to defer such capital losses of $25,414.

Permanent book and tax differences, primarily attributable to the reclass of net operating losses and publicly traded partnerships, resulted in reclassification. For the period ended September 30, 2015 as follows:

Paid	Undistributed	Accumulated
In	Net Investment	Net Realized
Capital	Income (Loss)	Gains (Loss)
$(226,070)	$231,102	$(5,032)

3. DISTRIBUTIONS TO SHAREHOLDERS: The Global IPO Fund will normally distribute substantially all of its net investment income in December. Any realized net capital gains will be distributed annually. All distributions are recorded on the ex-dividend date. The amount and character of income and capital gain distributions to be paid are determined in accordance with Federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carryforwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Any such reclassifications will have no effect on net assets, results of operations, or net asset values per share of the Fund.

Permanent book and tax differences primarily attributable to the tax treatment of net operating losses and adjustments for partnerships and real estate investment trusts, resulted in reclassification for the fiscal year ended September 30, 2015 as follows: a decrease in paid-in-capital of $226,070; a decrease in accumulated net investment loss of $231,102; and an increase in accumulated net realized loss on investments of $5,032.

4. OTHER: Security transactions are accounted for on a trade date basis. In determining the gain or loss from the sale of securities, the cost of securities sold is determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Global IPO Fund
Notes to Financial Statements
For the Six Months Ended March 31, 2016 (Unaudited) (Continued)

5. INDEMNIFICATION: Under the Fund’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties for the Fund. In addition, in the normal course of business, the Fund may enter into contracts with vendors that contain a variety of representations and warranties that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the risk of loss due to these warranties appears to be remote.

B. INVESTMENT ADVISER: Under the terms of an Investment Advisory Agreement with Renaissance Capital LLC (“the Adviser”), a registered investment adviser, the Global IPO Fund agrees to pay Renaissance Capital LLC an annual fee equal to 1.50% of the average daily net assets of the Global IPO Fund, payable monthly. For the six months ended March 31, 2016, the Adviser earned advisory fees of $54,446. Additionally, the Adviser has contractually agreed to defer or waive fees or absorb some or all of the expenses (excluding dividends on short sales) of the Global IPO Fund in order to limit Total Fund Operating Expenses to 2.49% through January 31, 2017. During the six months ended March 31, 2016, the Adviser deferred fees and reimbursed expenses of $74,884.

These deferrals are subject to later recapture by Renaissance Capital for a period of three years. Total deferrals subject to recapture by Renaissance Capital are $326,765. These deferrals and reimbursements will expire as follows: $124,341 expiring in 2016 and $72,986 expiring in 2017 and $129,438 expiring in 2018.

C. FUND ADMINISTRATION: Under an Administration and Fund Accounting Agreement (the “Administration Agreement”), the Administrator generally supervises certain operations of the Global IPO Fund, subject to the overall authority of the Board. For its services, the Administrator receives a fee computed daily at an annual rate based on average daily net assets of the Global IPO Fund, subject to an annual minimum plus out of pocket expenses.

D. SHAREHOLDER SERVICES: The Global IPO Fund has adopted a Distribution and Shareholder Servicing Plan (“the Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan authorizes the Global IPO Fund, as determined from time to time by the Board, to pay an annual fee on the Global IPO Fund’s average daily net assets for distribution and shareholder servicing.

The total annual fee for distribution and shareholder servicing of the Global IPO Fund’s shares, which is payable monthly, will not exceed 0.25% of the average daily net asset value of shares invested in the Global IPO Fund by customers of broker-dealers or distributors or by investors for whom the shareholder servicing agent maintains a servicing relationship.

To discourage short-term investing and recover certain administrative, transfer agency, shareholder servicing and other costs associated with such short-term investing, the Global IPO Fund charges a 2% fee on such redemptions of shares held less than 90 days. Such fees amounted to $123 for the six months ended March 31, 2016.

Global IPO Fund
Notes to Financial Statements
For the Six Months Ended March 31, 2016 (Unaudited) (Continued)

E. TRUSTEES’ FEES: Independent Trustees’ fees are $6,000 per year per Trustee.

F. PURCHASES AND SALES: For the six months ended March 31, 2016, the Global IPO Fund made purchases with a cost of $4,229,012 and sales with proceeds of $4,744,550 of investment securities other than long-term U.S. Government and short-term securities.

G. OTHER: Investing in Initial Public Offerings entails special risks, including limited operating history of the companies, unseasoned trading, high portfolio turnover and limited liquidity.

H. NEW ACCOUNTING PRONOUNCEMENT: In May 2015, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2015-07, “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)”, modifying ASC 946 “Financial Services – Investment Companies”. Under the modifications, investments in affiliated and private investment funds valued at Net Asset Value are no longer included in the fair value hierarchy disclosed in Footnote 2. ASU 2015-07 is effective for fiscal years beginning on or after December 15, 2015, and interim periods within those annual periods. Early application is permitted. Management is currently evaluating the implications of ASU 2015-07 and its impact on financial statement disclosures.

I. SUBSEQUENT EVENTS: Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

OBTAINING ADDITIONAL INFORMATION (Unaudited)
HOW TO OBTAIN PROXY VOTING INFORMATION

Information regarding how the Fund voted proxies related to portfolio securities during the year ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-888-476-3863 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

HOW TO OBTAIN 1st and 3rd FISCAL QUARTER PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-888-476-3863.

Global IPO Fund
Supplemental Information
March 31, 2016 (Unaudited)

Cost of Investing

Shareholders of the Fund will pay ongoing expenses, such as advisory fees, distribution and service fees (12b-1 fees), and other expenses. The following examples are intended to help the shareholder understand the ongoing cost (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs on redemptions or redemption fees on shares sold that were held 90 days or fewer.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the six-month period from October 1, 2015 through March 31, 2016.

Actual Expenses: The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Examples for Comparison Purposes: The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	(10/1/15)	(3/31/16)	(10/1/15-3/31/16)
Actual	$1,000.00	$937.20	$12.06
Hypothetical
(5% return before expenses)	1,000.00	1,012.55	12.53

*	Expenses are equal to the Fund’s annualized expense ratio of 2.49%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the days in the reporting period).

Global IPO Fund
Supplemental Information
March 31, 2016 (Unaudited) (Continued)

Approval of Advisory Agreement – The Global IPO Fund

At an in-person meeting held on November 20, 2015 (the “Meeting”), the Board of Trustees (the “Board”) of Renaissance Capital Greenwich Funds (the “Trust), including a majority of Trustees who are not “interested persons” (the “Independent Trustees”), as such term is defined under Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”), considered the continuance of the investment advisory agreement (the “Advisory Agreement”) between Renaissance Capital, LLC (the “Adviser”) and the Trust, on behalf of the Global IPO Fund (the “Fund”).

The Trustees were provided with (i) a copy of the Advisory Agreement; (ii) information describing the nature, quality and extent of the services that the Adviser provided to the Funds; (iii) information concerning the Adviser’s financial condition, business operations, portfolio management team and compliance programs; (iv) information describing the Fund’s advisory fee and expenses; and (v) a memorandum from counsel (“Counsel”) on the responsibilities of trustees in considering investment advisory arrangements under the 1940 Act. The Board considered the information presented at Board meeting over the last year. In addition, the Board considered presentations made by, and discussions held with, representatives of the Adviser at the Meeting. The Board also received information comparing the advisory fees and expenses of the Funds with the advisory fees and expenses of comparably managed funds.

The Independent Trustees met in executive session with Counsel to discuss the continuance of the Advisory Agreement and the information provided in connection with the renewal. The Board, including the Independent Trustees, considered the following factors during their deliberations: (1) the nature, extent and quality of services provided by the Adviser; (2) the investment performance of the Fund and the Adviser; (3) the cost of services provided and the profits realized by the Adviser and its affiliates; (4) the extent to which economies of scale were realized as the Fund grew; (5) whether the fee levels reflected these economies of scale; (6) services and fees relating to other accounts and clients managed by the Adviser; (7) the depth of experience and knowledge of the Adviser with respect to the IPO market, and (8) “fall-out” or ancillary benefits derived by the Adviser and its affiliates from their relationship with the Funds.

The Board, including the Independent Trustees, considered and discussed the following with respect to the Fund:

Nature, Extent and Quality of Services Provided by the Adviser. The Board reviewed the services that the Adviser provides to the Fund, including, but not limited to, specialized IPO research, making the day-to-day investment decisions for the Fund and managing the Fund’s investments in accordance with the stated investment objective and policies of the

Global IPO Fund
Supplemental Information
March 31, 2016 (Unaudited) (Continued)

Fund. The Board reviewed the professional personnel of the Adviser and discussed their qualifications. The Board considered and discussed, among other things, the Adviser’s experience and expertise in IPO investment services and the Adviser’s resources, and the propriety research used to manage the Fund. On this basis, the Board concluded that they were satisfied with the nature, extent and quality of the services provided by the Adviser.

Investment Performance of the Fund and the Adviser. The Board considered the Fund’s performance history and market conditions over the last year. They reviewed the performance of the Fund as compared to the benchmark index the Fund uses for performance comparison purposes, and considered the unique nature of the Fund as an IPO portfolio. The Board concluded that they were satisfied with the investment performance of the Fund under the Adviser’s management.

Costs of Advisory Services. The Board reviewed the report of the advisory fee and expenses of the Fund as compared to the advisory fees and expenses of other comparably managed funds. The Board considered the peer group report and concluded that the Fund’s respective advisory fee and expenses were comparable to similar funds managed by specialized research-driven investment advisers, in light of the unique nature of the Fund as an IPO-focused fund. The Board also considered the fee rates charged to other accounts and clients managed by the Adviser, including the differences in services provided to the non-investment company clients. In addition, the Board considered “fall-out” or ancillary benefits derived by the Adviser and its affiliates from their relationship with the Fund. After review of this information, the Board concluded that the Fund’s advisory fee and expenses were reasonable.

Profitability. The Board considered the level of profitability of the Adviser from its relationship with the Fund. The Board noted the Adviser’s contractual agreement to waive its advisory fee and reimburse expenses in an effort to limit the Fund’s expense ratio. The Board concluded that the Adviser’s current level of profitability was reasonable.

Economies of Scale. The Board reviewed the Fund’s current asset level and concluded that the Fund had not yet reached the level where economies of scale could be achieved.

Conclusion. Based on their deliberations and evaluation of the information described above, the Board, including the Independent Trustees, unanimously: (a) concluded that terms of the Advisory Agreement were fair and reasonable; (b) concluded that the Fund’s advisory fee and expenses were reasonable in light of the services that the Adviser provides to the Fund; and (c) agreed to continue the Advisory Agreement for another year.

Renaissance IPO ETF

Renaissance International IPO ETF

2016 Semi-Annual Report

March 31, 2016

Renaissance Capital LLC

The IPO Expert

Renaissance IPO ETF
Portfolio Summary (Unaudited)

Top Ten Holdings

As of March 31, 2016

% of Net Assets
Alibaba Group Holding, Ltd.	10.4%
Synchrony Financial	9.6%
Citizens Financial Group, Inc.	7.9%
JD.com, Inc.	5.8%
Mobileye NV	4.7%
ServiceMaster Global Holdings, Inc.	3.6%
Sabre Corp.	3.5%
Markit, Ltd.	3.4%
Axalta Coating Systems, Ltd.	3.3%
IMS Health Holdings, Inc.	2.9%

(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

Holdings By Industry

As of March 31, 2016

	% of Net		% of Net
	Assets		Assets
Internet Software & Services	12.8%	Diversified Telecommunication Services	1.7%
Consumer Finance	10.0%	Communications Equipment	1.6%
Commercial Banks	8.3%	Specialty Retail	1.5%
Oil, Gas & Consumable Fuels	6.7%	Electronic Equipment, Instruments & Components	1.5%
Internet & Catalog Retail	6.5%	Food Products	1.1%
IT Services	6.0%	Capital Markets	0.8%
Real Estate Investment Trusts (REITs)	5.6%	Household Durables	0.7%
Software	5.2%	Construction Materials	0.7%
Biotechnology	4.3%	Health Care Providers & Services	0.7%
Diversified Consumer Services	3.6%	Automobiles	0.6%
Diversified Financial Services	3.4%	Computers & Peripherals	0.3%
Chemicals	3.3%	Food & Staples Retailing	0.3%
Health Care Technology	3.2%	Trading Companies & Distributors	0.3%
Life Sciences Tools & Services	2.9%	Short-Term Investments	6.2%
Professional Services	2.3%	Other assets less liabilities	(6.1%)
Independent Power Producers & Energy Traders	2.1%	Total	100.0%
Pharmaceuticals	1.9%

R e n a i s s a n c e C a p i t a l — T h e I P O E x p e r t Page 1

Renaissance International IPO ETF
Portfolio Summary (Unaudited)

Top Ten Holdings

 As of March 31, 2016

% of Net Assets
NN Group NV	4.8%
Samsung C&T Corp.	4.6%
Aena SA	4.3%
Recruit Holdings Co., Ltd.	4.3%
Japan Post Holdings Co., Ltd.	3.3%
Medibank Pvt, Ltd.	3.2%
Auto Trader Group PLC	2.9%
Japan Post Bank Co., Ltd.	2.7%
Samsung SDS Co., Ltd.	2.7%
Seibu Holdings, Inc.	2.5%

(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

Holdings By Industry

As of March 31, 2016

	% of Net		% of Net
	Assets		Assets
Insurance	15.6%	Diversified Consumer Services	1.2%
Capital Markets	7.3%	Trading Companies & Distributors	1.0%
Industrial Conglomerates	7.1%	Road & Rail	1.0%
Commercial Banks	6.9%	Construction & Engineering	0.9%
IT Services	5.0%	Electric Utilities	0.8%
Internet Software & Services	4.8%	Biotechnology	0.7%
Transportation Infrastructure	4.3%	Pharmaceuticals	0.7%
Professional Services	4.3%	Machinery	0.6%
Diversified Telecommunication Services	3.7%	Automobiles	0.6%
Real Estate Management & Development	3.7%	Computers & Peripherals	0.6%
Health Care Providers & Services	3.5%	Textiles, Apparel & Luxury Goods	0.3%
Specialty Retail	2.7%	Electronic Equipment, Instruments & Components	0.2%
Auto Components	2.6%	Marine	0.2%
Food Products	2.5%	Household Durables	0.2%
Independent Power Producers & Energy Traders	2.4%	Short-Term Investments	4.0%
Hotels, Restaurants & Leisure	2.2%	Other assets less liabilities	(3.5%)
Commercial Services & Supplies	2.2%	Total	100.0%
Real Estate Investment Trusts (REITs)	1.9%
Internet & Catalog Retail	1.9%
Oil, Gas & Consumable Fuels	1.6%
Chemicals	1.6%
Diversified Financial Services	1.5%
Personal Products	1.2%

R e n a i s s a n c e C a p i t a l — T h e I P O E x p e r t Page 2

Renaissance IPO ETF
Portfolio of Investments (unaudited)
March 31, 2016

Shares		Value (US$)
	COMMON STOCKS - 94.4%
	CONSUMER DISCRETIONARY - 13.0%
	Automobiles - 0.6%
1,811	Ferrari NV *	$75,519

	Diversified Consumer Services - 3.6%
12,979	ServiceMaster Global Holdings, Inc. *	489,049

	Household Durables - 0.8%
8,480	GoPro, Inc. - Cl. A * (a)	101,421

	Internet & Catalog Retail - 6.5%
29,753	JD.com, Inc. - ADR *	788,455
2,270	Wayfair, Inc. - Cl. A * (a)	98,109
		886,564
	Specialty Retail - 1.5%
7,422	Michaels Cos., Inc. *	207,593
		1,760,146
	CONSUMER STAPLES - 1.4%
	Food & Staples Retailing - 0.3%
1,535	Performance Food Group Co. *	35,842

	Food Products - 1.1%
5,989	Blue Buffalo Pet Products, Inc. * (a)	153,678
		189,520
	ENERGY - 2.2%
	Oil, Gas & Consumable Fuels - 2.2%
1,294	Euronav NV *	13,250
3,678	Memorial Resource Development Corp. *	37,442
10,826	Parsley Energy, Inc. - Cl. A *	244,668
		295,360
	FINANCIALS - 28.0%
	Capital Markets - 0.7%
3,496	OM Asset Management PLC	46,672
2,202	Virtu Financial, Inc. - Cl. A	48,686
		95,358
	Commercial Banks - 8.3%
8,000	Grupo Aval Acciones y Valores SA - ADR (a)	61,840
50,836	Citizens Financial Group, Inc.	1,065,014
		1,126,854
	Consumer Finance - 10.0%
6,156	Lending Club Corp. *	51,095
45,575	Synchrony Financial *	1,306,179
		1,357,274
	Diversified Financial Services - 3.4%
12,981	Markit, Ltd. *	458,878

	Real Estate Investment Trusts (REITs) - 5.6%
13,175	Outfront Media, Inc.	277,993
13,676	Paramount Group, Inc.	218,132
9,919	STORE Capital Corp.	256,704
		752,829
		3,791,193
	HEALTH CARE - 13.0%
	Biotechnology - 4.3%
3,431	Galapagos NV - ADR * (a)	143,484
6,741	Juno Therapeutics, Inc. * (a)	256,765
4,028	Kite Pharma, Inc. *	184,926
		585,175
	Health Care Providers & Services - 0.7%
3,278	Diplomat Pharmacy, Inc. *	89,817

See Accompanying Notes to Financial Statements.

R e n a i s s a n c e C a p i t a l — T h e I P O E x p e r t Page 3

Renaissance IPO ETF
Portfolio Of Investments (Unaudited)
March 31, 2016 (continued)

Shares		Value (US$)
	Health Care Technology - 3.2%
14,877	IMS Health Holdings, Inc. *	$394,984
2,405	Inovalon Holdings, Inc. - Cl. A * (a)	44,541
		439,525
	Life Sciences Tools & Services - 2.9%
3,115	INC Research Holdings, Inc. - Cl. A *	128,369
2,375	PRA Health Sciences, Inc. *	101,555
5,873	VWR Corp. *	158,923
		388,847
	Pharmaceuticals - 1.9%
9,452	Catalent, Inc. *	252,085
		1,755,449
	INDUSTRIALS - 2.5%
	Professional Services - 2.3%
11,232	TransUnion *	310,115

	Trading Companies & Distributors - 0.2%
2,038	Univar, Inc. *	35,013
		345,128
	INFORMATION TECHNOLOGY - 27.3%
	Communications Equipment - 1.6%
3,539	Arista Networks, Inc. *	223,311

	Computers & Peripherals - 0.3%
3,009	Pure Storage, Inc. - Cl. A * (a)	41,193

	Electronic Equipment, Instruments & Components - 1.5%
13,267	Fitbit, Inc. - Cl. A * (a)	200,995

	Internet Software & Services - 12.8%
17,778	Alibaba Group Holding, Ltd. - ADR *	1,404,995
2,355	GoDaddy, Inc. - Cl. A *	76,137
5,609	GrubHub, Inc. * (a)	140,954
3,465	Match Group, Inc. * (a)	38,323
1,677	Momo, Inc. - ADR * (a)	18,850
815	Shopify, Inc. - Cl. A * (a)	22,991
1,737	Weibo Corp. - ADR *	31,179
		1,733,429
	IT Services - 5.9%
2,284	Black Knight Financial Services, Inc. - Cl. A *	70,873
17,317	First Data Corp. - Cl. A *	224,082
16,318	Sabre Corp.	471,917
2,562	Square, Inc. - Cl. A * (a)	39,147
		806,019
	Software - 5.2%
2,000	Atlassian Corp. PLC - Cl. A *	50,300
1,097	Cheetah Mobile, Inc. - ADR * (a)	17,914
16,919	Mobileye NV *	630,910
		699,124
		3,704,071
	MATERIALS - 4.0%
	Chemicals - 3.3%
15,422	Axalta Coating Systems, Ltd. *	450,322

	Construction Materials - 0.7%
4,650	Summit Materials, Inc. - Cl. A *	90,443
		540,765
	TELECOMMUNICATION SERVICES - 1.7%
	Diversified Telecommunication Services - 1.7%
9,597	Zayo Group Holdings, Inc. *	232,631

See Accompanying Notes to Financial Statements.

R e n a i s s a n c e C a p i t a l — T h e I P O E x p e r t Page 4

Renaissance IPO ETF
Portfolio Of Investments (Unaudited)
March 31, 2016 (continued)

Shares		Value (US$)
	UTILITIES - 1.3%
	Independent Power Producers & Energy Traders - 1.3%
4,823	Abengoa Yield PLC (a)	$85,753
6,052	NRG Yield, Inc. - Cl. C	86,180
		171,933
	TOTAL COMMON STOCKS
	(Cost - $14,347,585)	12,786,196

Units
	LIMITED PARTNERSHIPS - 1.4%
	ENERGY - 0.6%
	Oil, Gas & Consumable Fuels - 0.6%
4,320	Tallgrass Energy GP LP	79,834

	UTILITIES - 0.8%
	Independent Power Producers & Energy Traders - 0.8%
3,900	NextEra Energy Partners LP	106,041

	TOTAL LIMITED PARTNERSHIPS
	(Cost - $160,689)	185,875
	MASTER LIMITED PARTNERSHIPS - 4.1%
	ENERGY - 4.0%
	Oil, Gas & Consumable Fuels - 4.0%
5,672	Antero Midstream Partners LP	125,408
2,200	Black Stone Minerals LP	30,822
2,420	Dominion Midstream Partners LP	81,675
2,724	Enable Midstream Partners LP	23,318
2,154	EQT GP Holdings LP	58,093
6,007	Shell Midstream Partners LP	219,916
		539,232
	FINANCIALS - 0.1%
	Capital Markets - 0.1%
1,125	Ares Management LP	17,325

	TOTAL MASTER LIMITED PARTNERSHIPS
	(Cost - $563,862)	556,557
	SHORT-TERM INVESTMENTS - 6.2%
835,848	State Street Navigator Prime Securities Lending Portfolio (b)	835,848

	TOTAL SHORT-TERM INVESTMENTS
	(Cost - $835,848)	835,848

	TOTAL INVESTMENTS - 106.1% (Cost - $15,907,984) (c)	$14,364,476
	LIABILITIES LESS OTHER ASSETS - (6.1) %	(820,395)
	NET ASSETS - 100.0%	$13,544,081

*	Non-income producing security.

(a)	Securities (or a portion of the security) on loan. As of March 31, 2016, the market value of securities loaned was $831,001. The loaned securities were secured with cash collateral of $835,848. Collateral is calculated based on prior day’s prices.

(b)	Represents investments of cash collateral received in connection with securities lending.

(c)	Represents cost for financial reporting purposes. The cost for Federal income tax purposes is $15,907,984. At March 31, 2016, net depreciation for all securities was $1,543,508. This consists of aggregate gross unrealized appreciation of $346,977 and aggregate gross unrealized depreciation of $1,890,485.

ADR - American Depositary Receipt

LP - Limited Partnership

PLC - Public Limited Company

See Accompanying Notes to Financial Statements.

R e n a i s s a n c e C a p i t a l — T h e I P O E x p e r t Page 5

Renaissance International IPO ETF
Portfolio Of Investments (Unaudited)
March 31, 2016

Shares		Value (US$)
	COMMON STOCKS - 99.5%
	AUSTRALIA - 5.0%
17,451	Healthscope, Ltd.	$35,583
27,354	Medibank Pvt, Ltd.	61,437
		97,020
	BELGIUM - 1.2%
712	Ontex Group NV	23,346

	BRITAIN - 12.6%
5,987	AA PLC	22,770
9,954	Auto Trader Group PLC (a)	55,756
2,374	Card Factory PLC	11,150
4,763	Just Eat PLC *	25,810
3,526	Pets at Home Group PLC	13,628
7,663	Saga PLC	21,814
2,816	Spire Healthcare Group PLC (a)	14,520
4,754	SSP Group PLC	19,787
2,384	Virgin Money Holdings UK PLC	12,631
11,130	Worldpay Group PLC * (a)	43,976
		241,842
	CANADA - 2.4%
855	Hydro One, Ltd. (a)	16,004
2,045	Seven Generations Energy, Ltd. - Cl. A *	30,783
		46,787
	CHINA - 14.4%
10,126	3SBio, Inc. * (a) (b)	13,706
14,393	BAIC Motor Corp., Ltd. - Cl. H (a)	11,003
8,697	CAR, Inc. * (b)	10,191
104,367	CGN Power Co., Ltd. (a)	35,519
24,781	China Huarong Asset Management Co., Ltd. * (a) (b)	9,232
3,487	China International Capital Corp., Ltd. - Cl. H * (a)	5,277
7,999	China Railway Signal & Communication Corp., Ltd. - Cl. H * (a)	4,475
34,554	China Reinsurance Group Corp. - Cl. H *	9,265
6,807	Cosmo Lady China Holdings Co., Ltd. (a) (b)	5,502
14,095	Dali Foods Group Co., Ltd. * (a) (b)	8,522
6,821	Dalian Wanda Commercial Properties Co., Ltd. - Cl. H (a)	40,360
5,051	Fuyao Glass Industry Group Co., Ltd. - Cl. H * (a)	12,228
15,500	GF Securities Co., Ltd. - Cl. H * (b)	37,844
7,770	Guorui Properties, Ltd. (b)	2,714
17,663	Huatai Securities Co., Ltd. - Cl. H * (a)	42,032
4,066	Legend Holdings Corp. - Cl. H * (a) (b)	10,876
15,794	Luye Pharma Group, Ltd. *	12,277
5,478	Red Star Macalline Group Corp., Ltd. - Cl. H * (a)	6,108
40,580	Tianhe Chemicals Group, Ltd. * (a) (c)	—
		277,131
	FRANCE - 4.1%
337	Amundi SA * (a)	16,046
1,341	Elior Participations SCA (a)	29,405
660	Elis SA	12,812
781	Europcar Groupe SA * (a)	8,460
571	SPIE SA *	11,371
		78,094
	GERMANY - 5.8%
814	Covestro AG * (a)	30,529
171	Hapag-Lloyd AG * (a)	3,133
307	Hella KGaA Hueck & Co.	13,029
367	Rocket Internet AG * (a) (b)	10,277
1,049	Schaeffler AG - (Preference Shares) *	16,866
1,122	Zalando SE * (a)	36,834
		110,668

See Accompanying Notes to Financial Statements.

R e n a i s s a n c e C a p i t a l — T h e I P O E x p e r t Page 6

Renaissance International IPO ETF
Portfolio Of Investments (Unaudited)
March 31, 2016 (continued)

Shares		Value (US$)
	HONG KONG - 2.5%
4,673	Bank of Qingdao Co., Ltd. *	$2,976
28,919	China Energy Engineering Corp., Ltd. *	5,032
54,925	WH Group, Ltd. * (a)	39,792
		47,800
	INDONESIA - 0.2%
25,692	Mitra Keluarga Karyasehat Tbk PT	4,699

	ITALY - 4.3%
2,188	Anima Holding S.p.A. (a)	16,009
2,210	FinecoBank Banca Fineco S.p.A.	18,609
2,435	Infrastrutture Wireless Italiane S.p.A. * (a)	12,208
4,732	Poste Italiane S.p.A. * (a)	35,807
		82,633
	JAPAN - 14.4%
4,279	Japan Post Bank Co., Ltd.	52,658
4,735	Japan Post Holdings Co., Ltd.	63,192
692	Japan Post Insurance Co., Ltd.	15,993
2,732	Recruit Holdings Co., Ltd.	83,384
2,293	Seibu Holdings, Inc.	48,511
1,000	Skylark Co., Ltd.	13,203
		276,941
	MALAYSIA - 0.6%
26,191	Malakoff Corp. Bhd	10,741

	MEXICO - 0.4%
5,627	Nemak SAB de CV (a)	8,090

	NETHERLANDS - 11.2%
2,244	ABN AMRO Group NV * (a)	45,975
698	Euronext NV (a)	28,982
290	Flow Traders (a)	13,459
542	GrandVision NV (a)	15,449
517	IMCD Group NV	19,337
2,805	NN Group NV	91,781
		214,983
	NORWAY - 0.9%
624	Entra ASA (a)	5,882
1,016	XXL ASA (a)	12,401
		18,283
	SOUTH KOREA - 7.5%
17	Cuckoo Electronics Co., Ltd.	2,980
703	Samsung C&T Corp.	87,906
343	Samsung SDS Co., Ltd.	52,488
		143,374
	SPAIN - 7.5%
646	Aena SA * (a)	83,395
1,455	Cellnex Telecom SAU (a)	23,262
3,208	Merlin Properties Socimi SA - REIT	37,307
		143,964
	SWEDEN - 1.8%
1,331	Com Hem Holding AB	12,272
453	Lifco AB - Cl. B	12,164
542	Pandox AB *	9,427
		33,863
	SWITZERLAND - 1.9%
161	SFS Group AG *	11,972
346	Sunrise Communications Group AG * (a)	23,731
		35,703

See Accompanying Notes to Financial Statements.

R e n a i s s a n c e C a p i t a l — T h e I P O E x p e r t Page 7

Renaissance International IPO ETF
Portfolio Of Investments (Unaudited)
March 31, 2016 (continued)

Shares		Value (US$)
	UAE - 0.8%
20,534	Emaar Malls Group PJSC *	$16,101

	TOTAL COMMON STOCKS
	(Cost - $1,979,679)	1,912,063
	SHORT-TERM INVESTMENTS - 4.0%
75,984	State Street Navigator Prime Securities Lending Portfolio (d)	75,984
	TOTAL SHORT-TERM INVESTMENTS
	(Cost - $75,984)	75,984
	TOTAL INVESTMENTS - 103.5% (Cost - $2,055,663) (e)	$1,988,047
	LIABILITIES LESS OTHER ASSETS - (3.5)%	(67,445)
	NET ASSETS - 100.0%	$1,920,602

*	Non-income producing security.

(a)	Pursuant to Rule 144A under the Securities Act of 1933, this security can only be sold to qualified institutional investors.

(b)	Securities (or a portion of the security) on loan. As of March 31, 2016, the market value of securities loaned was $79,429. The loaned securities were secured with cash collateral of $75,984 and non-cash collateral with a value of $8,689. The non-cash collateral received consists primarily of government securities, and is held for the benefit of the Fund at the Fund’s custodian. The Fund cannot repledge or resell this collateral. Collateral is calculated based on prior day’s prices.

(c)	Security has been deemed worthless by the Advisor in accordance with the valuation policies and procedures approved by the Board of Trustees. The Advisor has determined this security to be a Level 3.

(d)	Represents investments of cash collateral received in connection with securities lending.

(e)	Represents cost for financial reporting purposes. The cost for Federal income tax purposes is $2,055,663. At March 31, 2016, net depreciation for all securities was $67,616. This consists of aggregate gross unrealized appreciation of $92,805 and aggregate gross unrealized depreciation of $160,421.

PJSC - Public Joint Stock Company

PLC - Public Limited Company

REIT - Real Estate Investment Trust

See Accompanying Notes to Financial Statements.

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Renaissance IPO ETFs
Statements of Assets and Liabilities
March 31, 2016 (Unaudited)

		Renaissance
	Renaissance	International
	IPO ETF	IPO ETF
Assets
Investment Securities
At Cost	$15,907,984	$2,055,663
At Value*	14,364,476	1,988,047
Cash	19,317	6,611
Foreign Cash, at Value (Cost $0 and $170, respectively)	—	170
Receivable for Investments Sold	265,489	—
Dividends Receivable	3,977	4,110
Total Assets	14,653,259	1,998,938

Liabilities
Payable Upon Receipt of Securities Loaned	835,848	75,984
Payable for Investments Purchased	259,834	—
Accrued Management Fees	13,496	2,352
Total Liabilities	1,109,178	78,336
Net Assets	$13,544,081	$1,920,602

Net Assets Consist of:
Paid-in-Capital	$17,881,190	$2,150,294
Accumulated Net Investment Income	937	2,649
Accumulated Net Realized Loss on Investments and Foreign Currency	(2,794,538)	(164,761)
Net Unrealized Depreciation on Investments and Foreign Currency	(1,543,508)	(67,580)
Total Net Assets	$13,544,081	$1,920,602

Net Asset Value Per Share	$19.35	$19.21
Shares Outstanding (no par value, unlimited amount authorized)	700,000	100,001
* Includes investments in securities on loan, at value	$831,001	$79,429

See Accompanying Notes to Financial Statements.

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Renaissance IPO ETFs
Statements of Operations
For the Period Ended March 31, 2016 (Unaudited)

		Renaissance
	Renaissance	International
	IPO ETF	IPO ETF
Investment Income
Dividends (net of foreign tax withheld of $0 and $657, respectively)	$54,316	$13,031
Securities Lending Income	24,980	2,017
Total Investment Income	79,296	15,048
Expenses
Management Fees	53,795	7,570
Net Investment Income	25,501	7,478
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency
Net Realized Loss on Investments	(2,390,500)	(120,310)
Net Realized Gain (Loss) on In-Kind Transactions	(289,724)	—
Net Realized Gain (Loss) on Foreign Currency Transactions	—	(4,333)
Net Change in Unrealized Appreciation (Depreciation) on Investments	1,921,557	122,774
Net Change in Unrealized Appreciation (Depreciation) on Foreign Currency Translations	—	3,396
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency	(758,667)	1,527
Net Increase (Decrease) in Net Assets Resulting from Operations	$(733,166)	$9,005

See Accompanying Notes to Financial Statements.

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Renaissance IPO ETF
Statement of Changes in Net Assets

	Six Months
	Ended
	March 31,	Year Ended
	2016	September 30,
	(Unaudited)	2015
Increase (Decrease) in Net Assets from Operations
Net Investment Income	$25,501	$82,740
Net Realized Gain (Loss) on Investments	(2,390,500)	104,854
Net Realized Gain (Loss) on In-Kind Transactions	(289,724)	2,657,792
Net Change in Unrealized Appreciation (Depreciation) of Investments	1,921,557	(5,189,746)
Net Decrease in Net Assets Resulting from Operations	(733,166)	(2,344,360)
Distributions to Shareholders From
Net Investment Income	(35,795)	(99,647)
Net Realized Gain on Investments	—	(633,344)
Total Distributions to Shareholders	(35,795)	(732,991)
Fund Share Transactions
Proceeds from Shares Sold	—	18,611,855
Cost of Shares Redeemed	(6,643,711)	(27,905,943)
Other Capital (Note 4)	1,250	2,250
Net Decrease in Net Assets from Fund Share Transactions	(6,642,461)	(9,291,838)
Total Decrease in Net Assets	(7,411,422)	(12,369,189)
Net Assets
Beginning of Period	20,955,503	33,324,692
End of Period*	$13,544,081	$20,955,503
* Includes Accumulated Net Investment Income of	$937	$11,231
Increase (Decrease) in Fund Shares Issued
Number of Shares Sold	—	800,000
Number of Shares Redeemed	(350,000)	(1,200,000)
Net Decrease in Fund Shares	(350,000)	(400,000)

See Accompanying Notes to Financial Statements.

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Renaissance International IPO ETF
Statement of Changes in Net Assets

	Six Months
	Ended
	March 31,	Period Ended
	2016	September 30,
	(Unaudited)	2015(1)
Increase (Decrease) in Net Assets from Operations
Net Investment Income	$7,478	$23,882
Net Realized Loss on Investments and Foreign Currency	(124,643)	(48,007)
Net Realized Gain on In-Kind Transactions	—	167,880
Net Change in Unrealized Appreciation (Depreciation) of Investments and Foreign Currency	126,170	(193,750)
Net Increase (Decrease) in Net Assets Resulting from Operations	9,005	(49,995)
Distributions to Shareholders From
Net Investment Income	(1,658)	(23,906)
Net Realized Gain on Investments	—	—
Total Distributions to Shareholders	(1,658)	(23,906)
Fund Share Transactions
Proceeds from Shares Sold	—	3,128,409
Cost of Shares Redeemed	—	(1,141,253)
Net Increase in Net Assets from Fund Share Transactions	—	1,987,156
Total Increase in Net Assets	7,347	1,913,255
Net Assets
Beginning of Period	1,913,255	—
End of Period*	$1,920,602	$1,913,255
*Includes Accumulated Net Investment Income (Loss) of	$2,649	$(3,171)
Increase (Decrease) in Fund Shares Issued
Number of Shares Sold	—	150,001
Number of Shares Redeemed	—	(50,000)
Net Increase in Fund Shares	—	100,001

(1)	Commenced operations October 6, 2014.

See Accompanying Notes to Financial Statements.

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Renaissance IPO ETF
Financial Highlights
For a Share Outstanding Throughout the Period

	Six Months Ended
	March 31,		Year Ended	Period Ended
	2016		September 30,	September 30,
	(Unaudited)		2015	2014(1)
Net Assets Value, Beginning of Period	$19.96		$22.98	$20.00
Income (Loss) From Investment Operations
Net Investment Income(2)	0.03		0.07	0.06
Net Realized and Unrealized Gain (Loss)	(0.59)		(2.57)	2.98
Total from Investment Operations	(0.56)		(2.50)	3.04
Other Capital(2)	0.00	*	0.00 *	0.00	*
Distribution to Shareholders From Net Investment Income	(0.05)		(0.07)	(0.06)
Realized Gain on Investments	—		(0.45)	—
Net Asset Value, End of Period	$19.35		$19.96	$22.98

Total Return(3)	(2.82)%		(11.18)%	15.22%
Ratios and Supplemental Data
Net Assets, End of Period (000s)	$13,544		$20,956	$33,325
Ratio of Net Expenses to Average Net Assets	0.60	%(4)	0.60%	0.60	%(4)
Ratio of Net Investment Income to Average Net Assets	0.28	%(4)	0.30%	0.30	%(4)
Portfolio Turnover Rate(5)	53%		86%	127%

(1)	Commenced operations October 14, 2013.

(2)	Calculated using average shares method.

(3)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the payment date. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.

(4)	Annualized.

(5)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

*	Per share amount represents less than $0.005 per share.

See Accompanying Notes to Financial Statements.

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Renaissance International IPO ETF
Financial Highlights
For a Share Outstanding Throughout the Period

	Six Months
	Ended March 31,	Period Ended
	2016	September 30,
	(Unaudited)	2015(1)
Net Assets Value, Beginning of Period	$19.13	$20.00
Income (Loss) From Investment Operations
Net Investment Income(2)	0.07	0.24
Net Realized and Unrealized Gain (Loss)	0.03	(0.87)
Total from Investment Operations	0.10	(0.63)
Distribution to Shareholders From Net Investment Income	(0.02)	(0.24)
Net Asset Value, End of Period	$19.21	$19.13

Total Return(3)	0.47%	(3.24)%

Ratios and Supplemental Data
Net Assets, End of Period (000s)	$1,921	$1,913
Ratio of Net Expenses to Average Net Assets(4)	0.80%	0.80%
Ratio of Net Investment Income to Average Net Assets(4)	0.79%	1.18%
Portfolio Turnover Rate(5)	44%	101%

(1)	Commenced operations October 6, 2014.

(2)	Calculated using average shares method.

(3)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the payment date. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.

(4)	Annualized.

(5)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See Accompanying Notes to Financial Statements.

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Renaissance IPO ETFs
Notes to Financial Statements
For the Period Ended March 31, 2016 (Unaudited)

The Renaissance IPO ETF and the Renaissance International IPO ETF (each a “Fund” and collectively, the “Funds”) are a series of Renaissance Capital Greenwich Funds (“the Trust”), a Delaware Trust, operating as a registered, non-diversified, open-end investment company under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust, organized on February 3, 1997, may issue an unlimited number of shares of the Funds. The shares of the Fund are referred to herein as “Shares.”

The Trust currently consists of three series, an open-end mutual fund, and the Funds. The Renaissance IPO ETF commenced operations on October 14, 2013 and the Renaissance International IPO ETF commenced operations on October 6, 2014. The financial statements herein relate solely to those of the Funds.

The Funds are exchange-traded funds (“ETFs”). As ETFs, the Funds trade like other publicly-traded securities and are designed to track an index. Unlike shares of a mutual fund, which can be bought from and redeemed by the issuing fund by all shareholders at a price based on net asset value (“NAV”), Shares of the Funds may be directly purchased from and redeemed by a Fund at NAV solely by certain large institutional investors. The Shares of the Funds are listed on the NYSE Arca (the “Exchange”), and trade in the secondary market at market prices that may differ from the Shares’ NAV.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services - Investment Companies”.

1. SIGNIFICANT ACCOUNTING POLICIES: The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. These financial statements are presented in United States dollars.

A. FOREIGN CURRENCY TRANSLATIONS: Values of investments denominated in foreign currencies are converted into U.S. dollars using the current exchange rates each business day. Purchases and sales of investments and dividend income are translated into U.S. dollars using the current prevailing exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized gains or losses on securities is reflected as a component of such gains or losses. Transactions in foreign denominated assets may involve greater risks than domestic transactions.

B. SECURITY VALUATION: The values of the Funds’ securities are based on the securities’ closing prices on their principal markets, where available. In the absence of a last reported sales price, values may be based on the mean between the last bid and ask prices, if available. For restricted securities, as well as securities or other assets for which market quotations are not readily available or are unreliable, those securities are to be valued at fair value using good faith estimates as determined in accordance with the Trust’s Fund Securities Valuation Procedures, which is approved annually by the Board of Trustees (the “Board”). There is no single standard for determining the fair value of such securities. Rather, in determining the fair value of a security, the Fair Value Committee, after consulting with representatives of the Fund’s Adviser, Renaissance Capital LLC (the “Advisor”) and/or the Fund’s Administrator, State Street Bank and Trust, shall take into account the relevant factors and surrounding circumstances, a few of which may include: (i) market prices for a security or securities deemed comparable, including the frequency of trades or quotes for the security and comparable securities; (ii) dealer valuations of a security or securities deemed comparable; and (iii) determinations of value by one or more pricing services for a security or securities deemed comparable. The Funds may also use fair value pricing in a variety of circumstances, including, but not limited to, situations where the value of a security in a Fund’s portfolio has been materially affected by events occurring after the close of the market on which the security is principally traded, or where trading in a security has been suspended or halted. Fair value pricing involves subjective judgments and it is possible that a fair value determination for a security is materially different than the value that could be realized upon the sale of the security. In addition, fair value pricing could result in a difference between the prices used to calculate the NAV of the Funds and prices used by each of the Funds’ benchmark indices, the Renaissance IPO Index and the Renaissance International IPO Index, respectively (the “Indices”). This may adversely affect the Funds’ ability to track the Indices.

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Renaissance IPO ETFs
Notes to Financial Statements
For the Period Ended March 31, 2016 (Unaudited) (continued)

The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At March 31, 2016, all of the Funds’ investments were valued based on Level 1 inputs, except as noted and detailed on the Portfolio of Investments.

It is the Funds’ policy to record transfers in to or out of Level 1, Level 2, and Level 3 at the end of the reporting period. There were no significant transfers in to or out of any level during the current period presented.

C. INVESTMENT INCOME: Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded on an accrual basis.

D. INVESTMENT TRANSACTIONS: Security transactions are accounted for on a trade date basis for financial reporting purposes. In determining the gain or loss from the sale of securities, the cost of securities sold is determined on the basis of identified cost.

2. FEDERAL INCOME TAXES: It is the Funds’ intention to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and intend to distribute all of their taxable income to relieve them from all, or substantially all, Federal income and excise taxes. Accordingly, no provision for Federal income taxes is required in the financial statements.

The Funds recognize the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed the tax positions in the open tax years (current and prior years, as applicable) or expected to be taken in the Fund’s 2016 tax returns and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the above open tax years. The Funds identify their major tax jurisdictions as U.S. Federal and foreign jurisdictions where the Funds make significant investments.

A. DISTRIBUTIONS TO SHAREHOLDERS: The Funds will normally distribute substantially all of their net investment income at least annually. Any realized net capital gains will be distributed annually. The Funds may also pay a special distribution at any time to comply with U.S federal tax requirements. All distributions are recorded on the ex-dividend date. The amount and character of income and capital gain distributions to be paid are determined in accordance with Federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carryforwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Any such reclassifications will have no effect on net assets, results of operations, or net asset values per share of the Funds.

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Renaissance IPO ETFs
Notes to Financial Statements
For the Period Ended March 31, 2016 (Unaudited) (continued)

3. FEES AND EXPENSES

A. MANAGEMENT FEE: The Advisor serves as investment advisor to the Funds pursuant to an investment management agreement between the Trust and the Advisor (the “Investment Management Agreement”). Under the Investment Management Agreement, the Advisor, subject to the supervision of the Board and in conformity with the stated investment policies of the Funds, manages the investment of the Funds’ assets. The Advisor is responsible for placing purchase and sale orders and providing continuous supervision of the investment portfolio of the Funds.

Pursuant to a Supervision and Administration Agreement between the Trust, on behalf of the Funds, and the Advisor, the Advisor oversees the operation of the Funds, provides or causes to be furnished the advisory, supervisory, administrative, distribution, transfer agency, custody and all other services necessary for the Funds to operate, and exercises day-to-day oversight over the Funds’ service providers. Under the Supervision and Administration Agreement, the Advisor also bears all the fees and expenses incurred in connection with its obligations under the Supervision and Administration Agreement, including, but not limited to, the costs of various third-party services required by the Funds, including audit, certain custody, portfolio accounting, legal, transfer agency and printing costs, except those fees and expenses specifically assumed by the Trust on behalf of the Funds.

Pursuant to the terms of each of the Investment Management Agreement and the Supervision and Administration, the Trust has agreed to indemnify the Advisor for certain liabilities, including certain liabilities arising under the federal securities laws, unless such loss or liability results from willful misfeasance, bad faith or gross negligence in the performance of its duties or the reckless disregard of its obligations and duties. The Investment Management Agreement also provides that the Advisor may engage in other businesses, devote time and attention to any other business, whether of a similar or dissimilar nature, and render investment advisory services to others.

As compensation for its services, the Advisor is paid a monthly management fee for providing investment advisory, supervisory, administrative and other services the Funds require under an all-in fee structure based on a percentage of the Funds’ average daily net assets at the annual rate of 0.60% for Renaissance IPO ETF and 0.80% for Renaissance International IPO ETF.

The Funds also bear certain other expenses, which are specifically excluded from being covered under the management fee and the Supervision and Administration Agreement (“Excluded Expenses”) and may vary and will affect the total level of expenses paid by the Funds. Such Excluded Expenses include taxes, brokerage fees, commissions and other transaction expenses, interest and extraordinary expenses (such as litigation and indemnification expenses). The Funds also bear asset-based custodial fees not covered by the Supervision and Administration Agreement.

B. DISTRIBUTION AND SERVICING FEES: Foreside Fund Services, LLC (the “Distributor”) serves as the distributor of the Shares of the Funds. The Board of Trustees of the Trust has adopted a distribution and services plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Funds are authorized to pay distribution fees in connection with the sale and distribution of their Shares and pay service fees in connection with the provision of ongoing services to shareholders and the maintenance of shareholder accounts in an amount up to 0.25% of the Funds’ average daily net assets each year. No Rule 12b-1 fees are currently paid by the Funds, and there are no current plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, because these fees are paid out of the Funds’ assets on an ongoing basis, these fees will increase the cost of your investment in the Funds.

4. SHAREHOLDER TRANSACTIONS: The Funds issue and redeem Shares at NAV only in a large specified number of Shares each called a “Creation Unit,” or multiples thereof. Creation Units are sold to and from institutional brokers through participation agreements. Except when aggregated in Creation Units, Shares of the Funds are not redeemable. Such transactions generally consist of the in-kind deposit of a designated portfolio of equity securities (the “Deposit Securities”) that comprise the Index and an amount of cash computed as described below (the “Cash Component”) or, as permitted or required by the Funds, of cash. The Cash Component together with the Deposit Securities, as applicable, are referred to as the “Fund Deposit,” which represents the minimum initial and subsequent investment amount for Shares. The Cash Component represents the difference between the NAV of a Creation Unit and the market value of Deposit Securities and may include a

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Renaissance IPO ETFs
Notes to Financial Statements
For the Period Ended March 31, 2016 (Unaudited) (continued)

Dividend Equivalent Payment. The “Dividend Equivalent Payment” enables the Funds to make a complete distribution of dividends on the next dividend payment date, and is an amount equal, on a per Creation Unit basis, to the dividends on all the securities held by the Funds (“Fund Securities”) with ex-dividend dates within the accumulation period for such distribution (the “Accumulation Period”), net of expenses and liabilities for such period, as if all of the Fund Securities had been held by the Trust for the entire Accumulation Period. The Accumulation Period begins on the ex-dividend date for the Funds and ends on the next ex-dividend date. Transactions in capital shares for the Funds are disclosed in detail in the Statements of Changes in Net Assets.

A fixed transaction fee of $500 per Creation Unit for the Renaissance IPO ETF and $1,000 per Creation Unit for the Renaissance International IPO ETF, regardless of the number of Creation Units that are created or redeemed on the same day, is charged to the institutional broker creating or redeeming Creation Units. An additional variable fee may be charged for certain transactions. Transaction fees are received by the Trust and/or Custodian and are used to defray related expenses. The amounts are included in Other Capital on the Statements of Changes in Net Assets.

5. INDEMNIFICATION: Under the Funds’ organizational documents, their officers and trustees are indemnified against certain liabilities arising out of the performance of their duties for the Funds. In addition, in the normal course of business, the Funds may enter into contracts with vendors that contain a variety of representations and warranties that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the risk of loss due to these warranties appears to be remote.

6. INVESTMENT TRANSACTIONS: For the six months ended March 31, 2016, the Renaissance IPO ETF had in-kind contributions of $0, in-kind redemptions of $6,642,352, and an in-kind net realized loss of $(289,724). For the six months ended March 31, 2016, the Renaissance International IPO ETF did not have any in-kind transactions.

The in-kind contributions and in-kind redemptions shown above may not agree with the Fund Share Transactions on the Statements of Changes in Net Assets. The amounts shown above represent the accumulation of each Fund’s daily net shareholder transactions while the Statements of Changes in Net Assets reflects gross shareholder transactions including any cash component of the transaction.

The length of time the Funds have held a particular security is not generally a consideration in investment decisions. A change in the securities held by each Fund is known as “portfolio turnover.” The Funds may engage in frequent and active trading of portfolio securities to achieve their investment objective, including, without limitation, to reflect changes in the component securities of the Index, such as reconstitutions or additions or deletions of component securities. To the extent that Creation Unit purchases from and redemptions by the Funds are affected in cash, frequent purchases and redemptions may increase the rate of portfolio turnover. High portfolio turnover involves correspondingly greater expenses to the Funds, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Funds’ performance. The portfolio turnover rates are reported in the Financial Highlights.

For the six months ended March 31, 2016, the Renaissance IPO ETF made purchases with a cost of $9,654,497 and sales with proceeds of $9,609,588 of investment securities and the Renaissance International IPO ETF made purchases with a cost of $830,187 and sales with proceeds of $839,993 of investment securities (excluding short-term securities).

7. SECURITIES LENDING: The Funds may lend their portfolio securities to brokers, dealers and other financial institutions desiring to borrow securities to complete transactions and for other purposes. In connection with such loans, the Funds receive liquid collateral equal to at least 102% for U.S. securities and 105% for international securities of the value of the portfolio securities being loaned. This collateral is marked-to-market on a daily basis. The Funds will then invest the cash collateral received in the State Street Navigator Prime Securities Lending Portfolio, and records a liability for the return of the collateral, during the period the securities are on loan. The Funds are subject to a lending limit of 33 % of total assets (including the value of collateral).

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Renaissance IPO ETFs
Notes to Financial Statements
For the Period Ended March 31, 2016 (Unaudited) (continued)

The loans are subject to termination at the option of the borrower or the Funds. Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities. Should the borrower of the securities fail to return loaned securities, the Funds have the right to repurchase the securities using the collateral in the open market.

The borrower pays fees at the Funds’ direction to the lending agent. The lending agent may retain a portion of the fees and interest earned on the cash collateral invested as compensation for its services. Investments made with the cash collateral are disclosed on the Schedules of Investments. The lending fees and the Funds’ portion of the interest income earned on the cash collateral are included on the Statements of Operations as securities lending income.

See the Portfolio of Investments for information about the value of the securities on loan and their related collateral. The loaned securities are subject to enforceable netting arrangements and as of March 31, 2016, the value of the related collateral exceeded the value of the securities loaned.

The following tables represent the amount of payables for cash collateral received on securities on loan as shown on the Statements of Assets and Liabilities for the six months ended March 31, 2016:

	Remaining Contractual Maturity of the Agreements
	As of March 31, 2016
	Overnight		Between
	and		30 & 90
Renaissance IPO ETF	Continuous	<30 days	days	>90 days	Total
Securities Lending Transactions
Common Stocks	$835,848	$—	$—	$—	$835,848
Total Borrowings	$835,848	$—	$—	$—	$835,848
Gross amount of recognized liabilities for securities lending transactions					$835,848

	Remaining Contractual Maturity of the Agreements
	As of March 31, 2016
	Overnight		Between
	and		30 & 90
Renaissance International IPO ETF	Continuous	<30 days	days	>90 days	Total
Securities Lending Transactions
Common Stocks	$75,984	$—	$—	$—	$75,984
Total Borrowings	$75,984	$—	$—	$—	$75,984
Gross amount of recognized liabilities for securities lending transactions					$75,984

8. PRINCIPAL RISKS: Investors in the Funds should be willing to accept a high degree of volatility in the price of the Funds’ Shares and the possibility of significant losses. An investment in the Funds involves a substantial degree of risk. Therefore, you should consider carefully the following risks before investing in the Funds. In the normal course of business the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to such things as changes in the market (market risk) or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of selected principal risks. For a more comprehensive list of potential risks the Funds may be subject to, please see the Funds’ Prospectus.

A. RISK OF INVESTING IN IPOS. The Funds invest in companies that have recently completed an initial public offering. The stocks of such companies are unseasoned equities lacking a trading history, a track record of reporting to investors and widely available research coverage. IPOs are thus often subject to extreme price volatility and speculative trading. These stocks may have above-average price appreciation in connection with the initial public offering prior to inclusion in the Indices. The price of stocks included in the Indices may not continue to appreciate and the performance of these stocks may not replicate the performance exhibited in the past. In addition, IPOs share similar illiquidity risks of private equity and venture capital. The free float shares held by the public in an IPO are typically a small percentage of the market

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Renaissance IPO ETFs
Notes to Financial Statements
For the Period Ended March 31, 2016 (Unaudited) (continued)

capitalization. The ownership of many IPOs often include large holdings by venture capital and private equity investors who seek to sell their shares in the public market in the months following an IPO when shares restricted by lock-up are released, causing greater volatility and possible downward pressure during the time that locked-up shares are released.

B. FINANCIAL SECTOR RISK. Financial companies frequently represent the largest sector in the Renaissance International IPO Index. Financial companies are especially subject to the adverse effects of economic recession, currency exchange rates, government regulation, decreases in the availability of capital, volatile interest rates, portfolio concentrations in geographic markets and in commercial and residential real estate loans, and competition from new entrants in their fields of business.

C. INFORMATION TECHNOLOGY RISK. Information technology companies frequently represent the largest sector in the Renaissance IPO Index. Information technology companies are generally subject to the risks of rapidly changing technologies; short product life cycles; fierce competition; aggressive pricing and reduced profit margins; the loss of patent, copyright and trademark protections; cyclical market patterns; evolving industry standards; and frequent new product introductions. Information technology companies may be smaller and less experienced companies, with limited product lines, markets or financial resources and fewer experienced management or marketing personnel. Information technology company stocks, especially those which are internet-related, have experienced extreme price and volume fluctuations that are often unrelated to their operating performance.

D. SMALL AND MID-CAPITALIZATION COMPANY RISK. The Funds invest in small and mid-capitalization companies. Such companies may be more vulnerable to adverse general market or economic developments, and their securities may be less liquid and may experience greater price volatility than larger, more established companies as a result of several factors, including limited trading volumes, products or financial resources, management inexperience and less publicly available information. Accordingly, such companies are generally subject to greater market risk than larger, more established companies.

E. DEPOSITARY RECEIPT RISK. The Funds may hold the securities of non-U.S. companies in the form of ADRs and GDRs. ADRs are negotiable certificates issued by a U.S. financial institution that represent a specified number of shares in a foreign stock and trade on a U.S. national securities exchange, such as the New York Stock Exchange. GDRs are certificates issued in more than one country for shares in a foreign company. The shares are held by a foreign branch of an international bank. The shares trade as domestic shares, but are offered for sale globally through the various bank branches. Sponsored ADRs or GDRs are issued with the support of the issuer of the foreign stock underlying the ADRs or GDRs and carry all of the rights of common shares, including voting rights. The underlying securities of the ADRs and GDRs in the Funds’ portfolios are usually denominated or quoted in currencies other than the U.S. Dollar. As a result, changes in foreign currency exchange rates may affect the value of the Funds’ portfolios. In addition, because the underlying securities of ADRs or GDRs trade on foreign exchanges at times when the U.S. markets are not open for trading, the value of the securities underlying the ADRs or GDRs may change materially at times when the U.S. markets are not open for trading, regardless of whether there is an active U.S. market for shares of the Funds.

F. REIT RISK. Investments in securities of real estate companies involve risks. These risks include, among others, adverse changes in foreign, national, state or local real estate conditions; obsolescence of properties; changes in the availability, cost and terms of mortgage funds; and the impact of changes in environmental laws. In addition, a REIT that fails to comply with foreign or domestic tax requirements affecting REITs may be subject to income taxation, including the U.S federal tax requirement that a REIT distribute substantially all of its net income to its shareholders may result in a REIT having insufficient capital for future expenditures. The value of a REIT can depend on the structure of and cash flow generated by the REIT. In addition, like mutual funds, REITs have expenses, including advisory and administration fees that are paid by their shareholders. As a result, you will absorb duplicate levels of fees when the Funds invest in REITs. In addition, REITs are subject to certain provisions under federal tax law. The failure of a company to qualify as a REIT could have adverse consequences for a Fund, including significantly reducing return to the Fund on its investment in such company.

G. PARTNERSHIP UNIT RISK. Investments in partnership units, such as master limited partnerships and trusts, involve risks that differ from an investment in common stock. Holders of the partnership units have more limited control and limited rights to vote on matters affecting the partnership. There are also certain tax risks associated with an investment in

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Renaissance IPO ETFs
Notes to Financial Statements
For the Period Ended March 31, 2016 (Unaudited) (continued)

partnership units. In addition, conflicts of interest may exist between common unit holders, subordinated unit holders and the general partner of a partnership, including a conflict arising as a result of incentive distribution payments.

H. NON-U.S. ISSUER RISK. Certain companies in which the Funds may invest may be non-U.S. issuers whose securities are listed on U.S. exchanges. These securities involve risks beyond those associated with investments in U.S. securities, including greater market volatility, higher transactional costs, the possibility that the liquidity of such securities could be impaired because of future political and/or economic developments, taxation by foreign governments, political instability, the possibility that foreign governmental restrictions may be adopted which might adversely affect such securities and that the selection of such securities may be more difficult because there may be less publicly available information concerning such non-U.S. issuers or the accounting, auditing and financial reporting standards, practices and requirements applicable to non-U.S. issuers may differ from those applicable to U.S. issuers.

I. EMERGING MARKETS RISK. The funds may invest a portion of their portfolios in securities of issuers located in emerging markets. Emerging market companies involve certain risks not associated with investing in developed market countries because emerging market countries are often in the initial stages of their industrialization cycles and have low per capita income. These increased risks include the possibility of investment and trading limitations, greater liquidity concerns, higher price volatility, greater delays and possibility of disruptions in settlement transactions, greater political uncertainties and greater dependence on international trade or development assistance. In addition, emerging market countries may be subject to overburdened infrastructures and environmental problems.

J. EQUITY SECURITIES RISK. The value of the equity securities held by the Funds may fall due to general market and economic conditions, perceptions regarding the markets in which the issuers of securities held by the Funds participate, or factors relating to specific issuers in which the Funds invest. Equity securities are subordinated to preferred securities and debt in a company’s capital structure with respect to priority in right to a share of corporate income, and therefore will be subject to greater dividend risk than preferred securities or debt instruments. In addition, while broad market measures of equity securities have historically generated higher average returns than fixed income securities, equity securities have also experienced significantly more volatility in those returns.

K. MARKET RISK. The prices of the securities in the Funds are subject to the risk associated with investing in the securities market, including general economic conditions and sudden and unpredictable drops in value. An investment in the Funds may lose money.

L. INDEX TRACKING RISK. The Funds’ returns may not match the returns of the Indices for a number of reasons. For example, a Fund incurs a number of operating expenses not applicable to its Index and incurs costs associated with buying and selling securities, especially when rebalancing a Fund’s securities holdings to reflect changes in the composition of its Index. Because the Funds bear the costs and risks associated with buying and selling securities while such costs and risks are not factored into the returns of the Indices, the Funds’ returns may deviate significantly from the returns of the Indices. In addition, the Funds may not be able to invest in certain securities included in the Indices, or invest in them in the exact proportions in which they are represented in the Indices, due to legal restrictions or other limitations. To the extent that a Fund calculates its net asset value (“NAV”) based on fair value prices and the value of the Index is based on securities’ closing prices, a Fund’s ability to track its Index may be adversely affected.

M. REPLICATION MANAGEMENT RISK. An investment in the Funds involves risks similar to those of investing in any fund of equity securities traded on an exchange, such as market fluctuations caused by such factors as economic and political developments, changes in interest rates and perceived trends in security prices. However, because the Funds are not “actively” managed, unless a specific security is removed from one of the Indices, the Funds generally would not sell a security because the security’s issuer was in financial trouble. Therefore, the Funds’ performance could be lower than funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline or a decline in the value of one or more issuers.

N. PREMIUM/DISCOUNT RISK. Disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for Shares may result in Shares trading at a significant premium or discount to NAV. If a shareholder purchases Shares at a time when the market price is at a premium to the NAV or sells Shares at a time when the market price is at a discount to the NAV, the shareholders may sustain losses.

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Renaissance IPO ETFs
Notes to Financial Statements
For the Period Ended March 31, 2016 (Unaudited) (continued)

O. NON-DIVERSIFIED RISK. The Funds are classified as a “non-diversified” investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). Therefore, the Funds may invest a relatively high percentage of their assets in a smaller number of issuers or may invest a larger proportion of their assets in a single company. As a result, the gains and losses on a single investment may have a greater impact on the Funds’ NAV and may make the Funds more volatile than more diversified funds. The Funds may be particularly vulnerable to this risk because they seek to replicate indices that are comprised of a limited number of securities.

P. CONCENTRATION RISK. A Fund’s assets may be concentrated in a particular sector or sectors or industry or group of industries to the extent its Index concentrates in a particular sector or sectors or industry or group of industries. The Funds may be subject to the risk that economic, political or other conditions that have a negative effect on that industry will negatively impact the Funds to a greater extent than if the Funds’ assets were invested in a wider variety of sectors or industries.

Q. SECURITIES LENDING RISK. The Funds may engage in securities lending. Securities lending involves the risk that the fund may lose money because the borrower of the Funds’ loaned securities fails to return the securities in a timely manner or at all. The Funds could also lose money in the event of a decline in the value of the collateral provided for the loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for the Funds.

R. CUSTODY RISK. The Renaissance International IPO ETF invests in securities on non-U.S. exchanges. Custody risk refers to risks in the process of clearing and settling trades and to the holding of securities by local banks, agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local markets. Governments or trade groups may compel local agents to hold securities in designated depositories that are subject to independent evaluation. The less developed a country’s securities market is, the greater the likelihood of custody problems occurring.

S. CURRENCY RISK. The Renaissance International IPO ETF holds investments that are denominated in non-U.S. currencies, or in securities that provide exposure to such currencies, currency exchange rates or interest rates denominated in such currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investment and the value of Fund’s Shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Renaissance International IPO ETF may change quickly and without warning and you may lose money.

T. VALUATION RISK. The sales price the Renaissance International IPO ETF could receive for a security may differ from the Fund’s valuation of the security and may differ from the value used by the Renaissance International IPO Index, particularly for securities that trade in low value or volatile markets or that are valued using a fair value methodology. Because non-U.S. exchanges may be open on days when the Fund does not price its Shares, the value of the securities in the Renaissance International IPO ETF portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s Shares.

9. RECENT ACCOUNTING PRONOUNCEMENTS: In May 2015, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2015-07 “Disclosure for Investments in Certain Entities that Calculate Net Asset Value per Share (or Its Equivalent).” The amendments in ASU No. 2015-07 remove the requirement to categorize within the fair value hierarchy investments measured using the NAV practical expedient. The ASU also removes certain disclosure requirements for investments that qualify, but do not utilize, the NAV practical expedient. The amendments in the ASU are effective for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. Management is currently evaluating the impact these changes will have on the Fund’s financial statements and related disclosures.

10. SUBSEQUENT EVENTS: The Funds are required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of their financial effect, or a statement that such an estimate cannot be made. Management has determined that there were no subsequent events to report through the issuance of these financial statements.

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Renaissance IPO ETFs
Other Information
For the Period Ended March 31, 2016 (Unaudited)

Proxy Voting Policies and Procedures and Records

Information regarding how the Funds voted proxies related to portfolio securities during the year ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-866-486-6645 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Quarterly Portfolio Schedule

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-866-486-6645.

Discount/Premium Information

Information regarding how often shares of each Fund traded on NYSE Arca at a price above (i.e., at a premium) or below (i.e., at a discount) the Net Asset Value of the Fund during the past calendar year, when available can be found at www.renaissancecapital.com.

Cost of Investing

Shareholders of the Funds will incur two types of costs: (1) transaction costs, which may include creation and redemption fees or brokerage charges and (2) ongoing costs, including management fees and other Fund expenses. The following example is intended to help the shareholder understand the ongoing cost (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six month period ended March 31, 2016.

Actual Expenses: The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Examples for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The Renaissance IPO ETF charges a transaction fee of $500 per Creation Unit and the Renaissance International IPO ETF charges a transaction fee of $1,000 per Creation Unit to those persons creating or redeeming Creation Units. If you buy or sell the Funds’ shares in the secondary market, you will incur customary brokerage commissions and charges.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as creation and redemption fees, or brokerage charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

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Renaissance IPO ETFs
Other Information
For the Period Ended March 31, 2016 (Unaudited) (Continued)

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*	Annualized
	(10/1/15)	(3/31/16)	(10/1/15-3/31/16)	Expense Ratio
Renaissance IPO ETF
Actual	$1,000	$972	$2.96	0.60%
Hypothetical	$1,000	$1,022	$3.03	0.60%
(5% return before expenses)

Renaissance International IPO ETF
Actual	$1,000	$1,005	$4.01	0.80%
Hypothetical	$1,000	$1,021	$4.04	0.80%
(5% return before expenses)

*	Expenses are equal to the Funds’ annualized net expense ratio multiplied by the average account value of the period, multiplied by the number of days in the most recent six month period, then divided by 366.

Investment Advisory Agreement

Renewal of Investment Advisory Agreement

At an in-person meeting (the “Meeting”) of the Board of Trustees (the “Board” or “Trustees”) of Renaissance Capital Greenwich Funds (the “Trust”) held on November 20, 2015, the Board, including the Trustees who are not “interested persons” as that term is defined by the Investment Company Act of 1940, as amended (the “1940 Act”) (hereafter, the “Independent Trustees”), approved the continuance of the investment advisory agreement (the “Advisory Agreement”) between Renaissance Capital LLC (the “Adviser”) and the Trust, on behalf of the Renaissance IPO ETF and Renaissance International IPO ETF (the “Funds”).

In connection with considering the approval of the continuance of the Advisory Agreement, the Independent Trustees met in executive session with counsel (“Counsel”) to discuss the continuance of the Advisory Agreement and the information provided in connection with the renewal. The Board, including the Independent Trustees, evaluated the terms of the Advisory Agreement, reviewed the information provided by the Adviser in connection with its consideration of the continuation of the Advisory Agreement, and reviewed the duties and responsibilities of the Trustees in evaluating and approving such an agreement.

In considering whether to approve the continuation of the Advisory Agreement for an additional year, the Board, including the Independent Trustees, reviewed the materials provided for the Meeting and other information from Counsel and from the Adviser, including: (i) a copy of the Advisory Agreement; (ii) information describing the nature, quality and extent of the services that the Adviser provided to the Funds; (iii) information concerning the Adviser’s financial condition, business, operations, portfolio management team and compliance programs; (iv) information describing each Fund’s advisory fee and expenses; and (v) a memorandum from Counsel on the responsibilities of trustees in considering investment advisory arrangements under the 1940 Act. The Board considered the information presented at Board meetings over the last year. In addition, the Board considered presentations made by, and discussions held with, representatives of the Adviser. The Board also received information comparing the advisory fees and expenses of the Funds with the advisory fees and expenses of comparably managed exchange-traded funds (“ETFs”).

The Board, including the Independent Trustees, considered the following factors during their deliberations: (1) the nature, extent and quality of services provided by the Adviser; (2) the investment performance of each Fund and the Adviser; (3) the cost of services provided and the profits realized by the Adviser and its affiliates; (4) the extent to which economies of scale were realized as each Fund grew; (5) whether the fee levels reflected these economies of scale; (6) services and fees relating

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to other accounts and clients managed by the Adviser; (7) the depth of experience and knowledge of the Adviser with respect to the IPO market; and (8) “fall-out” or ancillary benefits derived by the Adviser and its affiliates from their relationship with the Funds.

The Board, including the Independent Trustees, considered and discussed the following with respect to each Fund:

Nature, Extent and Quality of Services Provided by the Adviser. The Board reviewed the services that the Adviser provides to the Funds, including, but not limited to, managing the day-to-day investment of the assets of the Funds in accordance with the stated investment objective and policies of each Fund. The Board reviewed the professional personnel of the Adviser and discussed their qualifications. The Board considered and discussed, among other things, the Adviser’s experience and expertise in IPO investment services and the Adviser’s resources. On this basis, the Board concluded that they were satisfied with the nature, extent and quality of the services provided by the Adviser.

Investment Performance of the Funds and the Adviser. The Board considered the Funds’ performance history and market conditions over the last year. The Board considered that each Fund had closely tracked its respective underlying index. The Board considered tracking error data provided by the Adviser to the Board for the Meeting and at prior meetings. The Board also considered information about the premium/discount history of the Funds provided by the Adviser to the Board for the Meeting and at prior meetings, which illustrated the number of times that the market price of the Funds trading on the secondary market closed above or below the net asset value of the Funds, and by how much, measured in basis points. The Board concluded that they were satisfied with the investment performance of the Funds under the Adviser’s management, including the tracking error of the Funds.

Costs of Advisory Services. The Board reviewed the report of the advisory fee and expenses of each Fund as compared to the advisory fees and expenses of other comparably managed ETFs. The Trustees noted the Funds’ unitary fee structure. The Board considered the peer group report and concluded that each Fund’s respective advisory fee and expenses were comparable to similar ETFs managed by specialized research-driven investment advisers, in light of the unique nature of the Funds as IPO-focused ETFs. The Board also considered the fee rates charged to other accounts and clients managed by the Adviser, including the differences in services provided to the non-investment company clients. In addition, the Board considered “fall-out” or ancillary benefits derived by the Adviser and its affiliates from their relationship with the Funds. After review of this information, the Board concluded that each Fund’s advisory fee and expenses were reasonable.

Profitability. The Board considered the level of profitability of the Adviser from its relationship with the Funds. The Board concluded that the Adviser’s current level of profitability was reasonable.

Economies of Scale. The Board reviewed each Fund’s current asset level and concluded that the Funds had not yet reached the level where economies of scale could be achieved.

Conclusion. Based on their deliberations and evaluation of the information described above, the Board, including the Independent Trustees, unanimously: (a) concluded that terms of the Advisory Agreement were fair and reasonable; (b) concluded that each Fund’s advisory fee and expenses were reasonable in light of the services that the Adviser provides to the Funds; and (c) agreed to continue the Advisory Agreement for another year.

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Item 2. Code of Ethics

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants

Not applicable for semi-annual reports.

Item 6. Schedule of Investments

Schedule of Investments is included as part of Item 1 of the Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

None.

Item 11. Controls and Procedures.

(a) Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report (in the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1) Not applicable to the filing.

(a)(2) Certification(s) required by Rule 30a-2 of the Investment Company Act of 1940, as amended (the “1940 Act”) are attached hereto.

(a)(3) Not applicable to the filing.

(b) The certifications required by Rule 30a-2(b) of the 1940 Act and Sections 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

RENAISSANCE CAPITAL GREENWICH FUNDS

By: /s/ William K. Smith

William K. Smith,

President

Date: June 10, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ William K. Smith

William K. Smith,

President

Date: June 10, 2016

By: /s/ Kathleen S. Smith

Kathleen S. Smith,

Chairman of the Board, Treasurer

Date: June 10, 2016